FINANCING ARRANGEMENTS - Debt (Detail) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 02, 2016	Oct. 01, 2016	Oct. 01, 2016	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Apr. 02, 2016	Dec. 29, 2012
Debt
Aggregate financing fees			$ 3,699			$ 423
Aggregate financing fees, capitalized and amortized		$ (9,915)	(9,915)	$ (11,071)	$ (17,695)
Original issue discount				5,065			$ 4,306
Capitalized lease obligations		417	417	861	992
Insurance premium financing				1,583	2,079
Total debt and capital lease obligations		1,077,849	1,077,849	1,258,558	1,287,546
Less: current maturities		(395)	(395)	(24,721)	(11,736)
Noncurrent debt, including related party		1,077,454	1,077,454	1,233,837	1,275,810
2016 First Lien Term Loan
Debt
Principal amount of debt	$ 1,300,000
Aggregate financing fees	15,449
Original issue discount	$ 6,500	$ 7,359	$ 7,359
Effective interest rate	5.03%	4.50%	4.50%
Long- term debt, net of original issue discount		$ 1,045,526	$ 1,045,526
2016 First Lien Term Loan | LIBOR
Debt
Margin over reference rate	3.75%
2016 First Lien Term Loan | Base rate
Debt
Margin over reference rate	2.75%
2016 First Lien Term Loan | Oaktree
Debt
Original issue discount		294	294
Long- term debt, net of original issue discount		41,821	41,821
2012 First Lien Term Loan
Debt
Principal amount of debt								$ 925,000
Original issue discount				$ 2,399	$ 3,869			$ 6,938
Effective interest rate								6.51%
Margin over reference rate				5.75%	5.75%
Mandatory prepayment		13,407
Rejection of debt prepaid		2,815		$ 2,800
Long- term debt, net of original issue discount				$ 894,851	$ 902,631
2012 First Lien Term Loan | LIBOR
Debt
Margin over reference rate				4.50%
2012 First Lien Term Loan | Base rate
Debt
Margin over reference rate				3.50%
2012 Second Lien Term Loan
Debt
Principal amount of debt								$ 375,000
Original issue discount				$ 2,438	$ 3,810			$ 7,500
Effective interest rate								10.55%
Margin over reference rate				9.50%	9.50%
Mandatory prepayment				$ 13,407
Long- term debt, net of original issue discount				$ 340,562	$ 339,190
2012 Second Lien Term Loan | LIBOR
Debt
Margin over reference rate				8.25%
2012 Second Lien Term Loan | Base rate
Debt
Margin over reference rate				7.25%
2012 Second Lien Term Loan | Oaktree
Debt
Original issue discount				$ 228	356
Long- term debt, net of original issue discount				31,772	31,644
Revolving line of credit
Debt
Maximum borrowing capacity	$ 175,000	$ 175,000	$ 175,000	175,000	$ 150,000
Revolving line of credit | Base rate
Debt
Margin over reference rate					0.75%
Term Loans [Member]
Debt
Aggregate financing fees				30,925
Aggregate financing fees, capitalized and amortized				$ 26,839
Term Loans [Member] | LIBOR | Minimum
Debt
Effective interest rate				1.25%